Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0001920294
Registrant Name	REZOLVE AI PLC
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A